Subsequent Events - Schedule of Short-term Loans Subsequent (Details) - Short-Term Debt [Member]	Jun. 30, 2025 USD ($)		Jun. 30, 2025 CNY (¥)
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 8,768,176		¥ 62,811,707
Less: current portion	1,395,946		10,000,000
Long term portion	7,372,230		52,811,707
Bank of China [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 1,996,902	[1]	¥ 14,305,007	[1]
Issuance Date	Jul. 25, 2025	[1]
Expiration Date	Sep. 30, 2026	[1]
Effective Interest Rate	5.10%	[1]	5.10%	[1]
Shanghai Pudong Development Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 2,022,502	[1]	¥ 14,488,396	[1]
Issuance Date	Jul. 29, 2025	[1]
Expiration Date	Sep. 30, 2026	[1]
Effective Interest Rate	5.10%	[1]	5.10%	[1]
China Agricultural Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 1,277,236	[1]	¥ 9,149,607	[1]
Issuance Date	Jul. 31, 2025	[1]
Expiration Date	Sep. 30, 2026	[1]
Effective Interest Rate	5.10%	[1]	5.10%	[1]
Zhengzhou Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 2,075,590	[1]	¥ 14,868,698	[1]
Issuance Date	Jul. 30, 2025	[1]
Expiration Date	Sep. 30, 2026	[1]
Effective Interest Rate	5.10%	[1]	5.10%	[1]
China Construction Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 209,392		¥ 1,500,000
Issuance Date	Oct. 17, 2025
Expiration Date	Oct. 17, 2026
Effective Interest Rate	3.00%		3.00%
China Construction Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 628,176		¥ 4,500,000
Issuance Date	Oct. 21, 2025
Expiration Date	Oct. 21, 2026
Effective Interest Rate	2.60%		2.60%
China Construction Bank [Member]
Schedule of Short-term Loans Subsequent [Line Items]
Short-term loans, Total	$ 558,378		¥ 4,000,000
Issuance Date	Oct. 22, 2025
Expiration Date	Oct. 22, 2026
Effective Interest Rate	2.60%		2.60%

[1]	As of the issuance date of consolidated financial statements, the full syndicated loan amount of approximately $36.3 million (RMB 260.0 million) has been drawn down.